BANK INDEBTEDNESS AND LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2024
Financial instruments [Abstract]
Disclosure of detailed information about borrowings

As at	March 31 2024	March 31 2023
Other facilities	$4,060	$5,824

As at	March 31 2024	March 31 2023
Credit Facility	$703,972	$691,906
Senior Notes	474,075	472,990
Other facilities	2,299	202
Issuance costs	(8,374)	(9,312)
	1,171,972	1,155,786
Less: current portion	176	65
	$1,171,796	$1,155,721

Disclosure of maturity analysis for non-derivative financial liabilities

Trade payables – aged by due date as at	March 31 2024	March 31 2023
1 – 30 days	$179,521	$222,332
31 – 60 days	27,514	32,246
61 – 90 days	7,732	17,836
Over 90 days	6,697	13,072
Total	$221,464	$285,486
Scheduled principal repayments and interest payments on long-term debt as at March 31, 2024 are as follows (variable interest repayments on the Credit Facility are not reflected in the table below as they fluctuate based on the amounts drawn):

	Principal	Interest
Less than one year	$176	$20,971
One - two years	256	20,864
Two - three years	616,102	20,748
Three - four years	88,225	20,620
Four - five years	474,267	20,476
Thereafter	1,320	2,171
	$1,180,346	$105,850